Tax and social security obligations (Tables)	12 Months Ended
Dec. 31, 2024
Tax and Social Security Obligations [Abstract]
Summary of tax and social security obligations

	2024	2023

Income Tax (IRPJ and CSLL) (i)	171,450	225,677
Taxes on long term incentive plan (ii)	105,446	192,776
Contributions over revenue (PIS and COFINS)	57,136	63,819
Taxes on services (ISS)	27,040	23,096
Contributions for Social Security (INSS)	33,813	27,529
Others	22,783	26,750
Total	417,668	559,647
Current	417,668	559,647
Non-current	-	—

(i)The Group income tax liability is presented net of tax assets which the entities are allowed to offset during the current year. The line includes current Corporate Income Tax (CIT) liability of R$215,278 (R$313,167 - 2023), taxes that XP is responsible to pay on behalf of its clients (i.e., withholding taxes over client’s investments) in the amount of R$171,450 (R$166,755 - 2023) and taxes assets of R$240,017 (R$116,591 - 2023). Excess values of the asset and its impact on net positions (R$24,738) are presented in Note 12.
(ii)The amount classified as “Taxes on long term incentive plan” includes mostly contributions to Brazilian Social Security Programs “FGTS” and “INSS”.